RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE C - RELATED PARTY TRANSACTIONS

The Company is related to Sanovas through common ownership and management. Commencing in 2019, Sanovas began paying invoices on behalf of the Company, and began allocating a portion of salaries and infrastructure costs to the Company and other entities where Sanovas was performing shared services. Included in such allocated costs is approximately $360,000 in costs related to an officer and consultant to the Company in both the nine months ended September 30, 2021 and 2020. The Company and Sanovas did not have specific terms of repayment. In June 2021 and July 2020, the Company issued 390,358 and 358,126 shares of common stock, respectively, to Sanovas Ophthalmology to retire the then estimated debt due from the Company.

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

September 30, 2021 and 2020

NOTE C - RELATED PARTY TRANSACTIONS, continued

The following summarizes the transactions between the Company and Sanovas for the nine months ended September 30, 2021 and 2020:

	Nine Months Ended September 30,
	2021	2020

Balance due from Sanovas – beginning of period	$(15,069)	$-

Costs paid by Sanovas on the Company’s behalf	34,510	87,785
Costs of Sanovas allocated to the Company	750,639	1,248,154

Repayment of costs charged by Sanovas to the Company	(215,489)	(1,099,200)

Subtotal	554,591	236,739
Retirement of due to Sanovas through the issuance of 390,358 and 358,126 shares of common stock to Sanovas Ophthalmology, respectively	(390,358)	(358,126)

Balance due to Sanovas at September 30,	$164,233	$(121,387)

Sublicense

On June 24, 2021, the Company entered into a sublicense agreement (“Sublicense Agreement”) with Sanovas Ophthalmology pursuant to which Sanovas Ophthalmology granted the Company an exclusive worldwide (“Territory”) license to certain intellectual property licensed to Sanovas Ophthalmology by Sanovas Intellectual Property LLC relating to certain technologies for eye and ocular visualization and monitoring (“Licensed IP”) for uses related to the screening, examination, diagnosis, prevention and/or treatment of any eye disease, medical condition or disorder, or any disease, medical condition or disorder affecting the eye. Pursuant to the Sublicense Agreement, commencing on the date of the first commercial sale of a Licensed Product (as defined in the Sublicense Agreement), in each country in the Territory and continuing on a country by country basis until the expiration or termination of the last Valid Claim (as defined in the Sublicense Agreement) of a licensed patent in such country (the “Royalty End Date”), the Company shall pay Sanovas Ophthalmology a royalty equal to a mid-single digit percentage of any Net Sales (as defined in the Sublicense Agreement) of any Licensed Product. The Sublicense Agreement shall continue until the Royalty End Date, unless earlier terminated pursuant to its terms. The Sublicense Agreement may be terminated by either party if the other party materially breaches the Sublicense Agreement in a manner that cannot be cured, or materially breaches the Sublicense Agreement in a manner that can be cured and such breach remains uncured for more than 30 days after the receipt by the breaching party of notice specifying the breach. Furthermore, the Company may terminate the Sublicense Agreement at any time upon 90 days written notice to Sanovas Ophthalmology.

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

September 30, 2021 and 2020

NOTE C - RELATED PARTY TRANSACTIONS

The Company is related to Sanovas through common ownership and management. Commencing in 2019, Sanovas began paying invoices on behalf of the Company, and began allocating a portion of salaries and infrastructure costs to the Company and other entities where Sanovas was performing shared services. Included in such allocated costs is approximately $780,000 in costs related to an officer and consultant to the Company in both the years ended December 31, 2020 and 2019. The Company and Sanovas did not have specific terms of repayment. At December 31, 2019, Sanovas retired the debt due from the Company through the issuance of 266,056 shares of common stock to Sanovas Ophthalmology. In July 2020, the Company issued 358,126 shares of common stock to Sanovas Ophthalmology to retire the then estimated debt due from the Company.

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 and 2019

The following summarizes the transactions between the Company and Sanovas for the years ended December 31, 2020 and 2019:

	Year ended December 31,
	2020	2019

Costs paid by Sanovas on the Company’s behalf	$127,967	$26,837
Costs of Sanovas allocated to the Company	1,301,246	692,420
Repayment of costs charged by Sanovas to the Company	(1,086,156)	(103,200)
Subtotal	343,057	616,057

Capital Contribution by Sanovas (see Note F)	-	(350,000)

Retirement of due to Sanovas through issuance of 358,126 and 266,056 shares of common stock to Sanovas Ophthalmology in 2020 and 2019, respectively	(358,126)	(266,057)

Balance due from Sanovas	$15,069	$0